Prepaid Assets (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)
Prepaid Assets (Details) [Line Items]
Subsidy provided amount				$ 7,090,000.00		$ 2,950,000
Advertisement support expenses	$ 1,600,000
Endorsement fee amount		$ 445,533	¥ 3,000,000
Endorsement contract period		5 years	5 years
Minimum [Member]
Prepaid Assets (Details) [Line Items]
Subsidy to exclusive distributor for advertising and marketing				152,177	¥ 1
Maximum [Member]
Prepaid Assets (Details) [Line Items]
Subsidy to exclusive distributor for advertising and marketing				$ 913,062	¥ 6,000,000
Advertising and marketing period				3 years	3 years